Changes in Accumulated Other Comprehensive Income ("AOCI")	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income ("AOCI")

(11) Changes in Accumulated Other Comprehensive Income by Component:

The following tables reflect the changes in accumulated other comprehensive income related to limited partners’ equity for the three months ended March 25, 2018 and March 26, 2017:

Changes in Accumulated Other Comprehensive Income by Component

(In thousands)	Gains and Losses on Cash Flow Hedges	Foreign Currency Translation	Total
Balance at December 31, 2017	$(7,975)	$4,042	$(3,933)

Other comprehensive income before reclassifications, net of tax $1,145	—	4,604	4,604
Amounts reclassified from accumulated other comprehensive income, net of tax ($347)	2,018	—	2,018

Net other comprehensive income	2,018	4,604	6,622

Reclassification of stranded tax effect	(391)	—	(391)

Balance at March 25, 2018	$(6,348)	$8,646	$2,298

Changes in Accumulated Other Comprehensive Income by Component

(In thousands)	Gains and Losses on Cash Flow Hedges	Foreign Currency Translation	Total
Balance at December 31, 2016	$(15,950)	$18,891	$2,941

Other comprehensive income before reclassifications	—	(660)	(660)
Amounts reclassified from accumulated other comprehensive income, net of tax ($371)	1,994	—	1,994

Net other comprehensive income	1,994	(660)	1,334

Balance at March 26, 2017	$(13,956)	$18,231	$4,275

Reclassifications Out of Accumulated Other Comprehensive Income

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income		Affected Line Item in the Statement Where Net Income is Presented
(In thousands)	Three months ended 3/25/2018	Three months ended 3/26/2017
Interest rate contracts	$2,365	$2,365	Net effect of swaps
Provision for taxes	(347)	(371)	Benefit for taxes

Losses on cash flow hedges	$2,018	$1,994	Net of tax

(12) Changes in Accumulated Other Comprehensive Income (“AOCI”):

The following tables reflect the changes in AOCI related to limited partners’ equity for the years ended December 31, 2017 and December 31, 2016 :

Changes in Accumulated Other Comprehensive Income by Component(1)

(In thousands)	Gains and Losses on Cash Flow Hedges	Foreign Currency Translation	Total
Balance at December 31, 2016	$(15,950)	$18,891	$2,941

Other comprehensive income (loss) before reclassifications, net of tax ($4,330)	—	(14,849)	(14,849)
Amounts reclassified from accumulated other comprehensive income, net of tax ($1,484)(2)	7,975	—	7,975

Net other comprehensive income (loss)	7,975	(14,849)	(6,874)

Balance at December 31, 2017	$(7,975)	$4,042	$(3,933)

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.
(2)	See Reclassifications Out of Accumulated Other Comprehensive Income table below for reclassification details.

Changes in Accumulated Other Comprehensive Income by Component(1)

(In thousands)	Gains and Losses on Cash Flow Hedges	Foreign Currency Translation	Total
Balance at December 31, 2015	$(19,300)	$22,591	$3,291

Other comprehensive income (loss) before reclassifications, net of tax $711 and $2,127	(3,960)	(3,700)	(7,660)
Amounts reclassified from accumulated other comprehensive income, net of tax ($1,361)(2)	7,310	—	7,310

Net other comprehensive income (loss)	3,350	(3,700)	(350)

Balance at December 31, 2016	$(15,950)	$18,891	$2,941

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.
(2)	See Reclassifications Out of Accumulated Other Comprehensive Income table below for reclassification details.

Reclassifications Out of Accumulated Other Comprehensive Income

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income		Affected Line Item in the Statement Where Net Income is Presented
(In thousands)	Year ended 12/31/2017	Year ended 12/31/2016
Interest rate contracts	$9,459	$8,671	Net effect of swaps
Provision for taxes	(1,484)	(1,361)	Provision for taxes

Losses on cash flow hedges	$7,975	$7,310	Net of tax